Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 114,185
Depreciation	(5,503)	$ (6,100)	$ (4,898)
Net book value, ending balance	101,936	114,185
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, ending balance	148,736	148,175
BWTS installation	813	561
Depreciation
Vessel cost, ending balance	119,303	148,736	148,175
Vessel additions	28,500
Vessel additions	(25,625)
Vessel additions	(33,198)
Vessel additions	77
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, ending balance	(34,551)	(28,451)
BWTS installation
Depreciation	(5,503)	(6,100)
Accumulated depreciation, ending balance	(20,030)	(34,551)	(28,451)
Vessel additions
Vessel additions	9,519
Vessel additions	10,505
Vessel additions
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value, ending balance	114,185	119,724
BWTS installation	813	561
Depreciation	(5,503)	(6,100)
Net book value, ending balance	99,273	$ 114,185	$ 119,724
Vessel additions	28,500
Vessel additions	(16,106)
Vessel additions	(22,693)
Vessel additions	$ 77